Schedule of Inputs to Monte Carlo Simulation for Private Placement Warrant Liability (Details) - Private Placement Warrant Liability [Member] - Monte Carlo Simulation [Member]	Sep. 30, 2025
Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Stock price	2.94
Measurement Input, Expected Term [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	2.75
Measurement Input, Expected Term [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	4.89
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	0
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	3.7
Measurement Input, Price Volatility [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	98
Measurement Input, Price Volatility [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	128
Measurement Input, Exercise Price [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	2.50
Measurement Input, Exercise Price [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	3.13
Measurement Input, Expected Dividend Rate [Member]
Credit Derivatives [Line Items]
Stock price	0.00